Investments - Summary of analysis of changes in carrying value of investments in joint ventures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments
At start of year	£ 169	£ 178
Share of results of joint ventures and associates	44	43	£ 46
Dividends received from joint ventures and associates	(40)	(37)	(21)
Disposals and other	(7)
Exchange translation differences	(2)	(15)
At end of year	£ 164	£ 169	£ 178